Related Party Transactions - Additional Information (Detail) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)
Related Party Transaction [Line Items]
Revenue from related parties	¥ 1,400	$ 197	¥ 1,600
Cost from related parties	¥ 661	$ 94	¥ 1,100